Tax on income (Narrative) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Tax Expenses [Abstract]
Corporate tax rate	23.00%	23.00%	23.00%